                                                                                Jocelyn Liu
                                                                                Assistant Counsel
                                                                                Lincoln Benefit Life Company
                                                                                2940 South 84th Street
                                                                                Lincoln, Nebraska 68506

VIA EDGAR TRANSMISSION

May 1, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

                  RE:      Lincoln Benefit Life Company
                           Registration Statements on Form N-4
                           Certification Pursuant to Rule 497(j) of the Securities Act of 1933

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant shown below, we hereby certify that:
1.       For each Registration Statement shown below, the form of Prospectuses and of Statements of Additional Information that would have been filed under 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent
         Registration Statement or amendment, and
2.       The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

                                                                                                      Registration
               Registrant                                Depositor                   1940 Act #        Statement

----------------------------------------- ---------------------------------------- --------------- -------------------
----------------------------------------- ---------------------------------------- --------------- -------------------
 Lincoln Benefit Life Variable Annuity         Lincoln Benefit Life Company           811-7924          333-109688
                Account
----------------------------------------- ---------------------------------------- ---------------
----------------------------------------- ---------------------------------------- ---------------       333-50545

----------------------------------------- ---------------------------------------- ---------------

-----------------------------------------

You may direct any questions regarding this filing to the undersigned at (847) 402-5745.

Very truly yours,

/s/ JOCELYN LIU
----------------------------
Jocelyn Liu